Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Components of Long-term Debt
Long-term debt is comprised of the following:

As of December 31,	2024	2023
6.875% senior secured notes due November 1, 2027 (Face value of $485.0 million less unamortized issuance costs of $3.4 million and $4.6 million at December 31, 2024 and 2023, respectively)	$481.6	$480.4
Finance leases	2.8	0.3
Other debt	8.8	23.5
Total	493.2	504.2
Less – current maturities	5.0	13.0
Total long-term debt	$488.2	$491.2

Schedule of Estimated Fair Values of Long-term Debt	Presented below are the estimated fair values of long-term debt.

As of December 31,	2024	2023
6.875% senior secured notes due November 1, 2027	$471.3	$437.5

Schedule of Maturities of Long-term Debt, Including Finance Leases
Maturities of long-term debt, including finance leases, in each of the next five years and thereafter are as follows:

Year	Total	Long-Term Debt	Finance Leases
2025	$5.0	$4.5	$0.5
2026	4.0	3.3	0.7
2027	483.2	482.5	0.7
2028	0.8	0.1	0.7
2029	0.2	—	0.2
Total	$493.2	$490.4	$2.8

Schedule of Interest Expense
Cash paid for interest and capitalized interest expense was as follows:

Year ended December 31,	2024	2023	2022
Cash paid for interest	$35.4	$35.5	$36.5
Capitalized interest expense	$4.5	$5.7	$5.1
Interest expense related to the 2027 Notes is comprised of the following:

Year ended December 31,	2024	2023	2022
Contractual interest coupon	$33.3	$33.3	$33.3
Amortization of issuance costs	1.2	1.2	1.2
Total	$34.5	$34.5	$34.5